Equity Plans - Schedule of Activity Related to Restricted Stock Units (Detail)	12 Months Ended
Dec. 31, 2022 $ / shares shares
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Weighted-Average Fair Value Per Share, Beginning balance | $ / shares	$ 3.93
Weighted-Average Fair Value Per Share, Granted | $ / shares	4.92
Weighted-Average Fair Value Per Share, Vested | $ / shares	4.99
Weighted-Average Fair Value Per Share, Forfeited | $ / shares	5.03
Weighted-Average Fair Value Per Share, Ending balance | $ / shares	$ 4.36
Restricted Stock Units (RSUs) [Member]
Schedule Of Share Based Compensation Restricted Stock And Restricted Stock Units Activity [Line Items]
Beginning balance | shares	5,388,455
Number of Restricted Stock Units, Granted | shares	17,782,607
Number of Restricted Stock Units, Vested | shares	(7,007,789)
Number of Restricted Stock Units, Forfeited | shares	(4,830,682)
Ending balance | shares	11,332,591